Property, Equipment, and Other Fixed Assets (Tables)	9 Months Ended
Sep. 30, 2024
Property, Equipment, and Other Fixed Assets [Abstract]
Schedule of Property, Equipment, and Other Fixed Assets

Property, equipment and other fixed assets, net consisted of the following:

	As of September 30, 2024	As of December 31, 2023

Internally-developed software	$904,155	$691,745
Furniture	138,197	126,007
Equipment and vehicles	2,306,413	2,220,168
Leasehold improvements	10,000	—
Property and equipment	3,358,765	3,037,920
Accumulated depreciation	(1,231,983)	(748,197)
	$2,126,782	$2,289,723